Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Sales	$ 708,256	$ 505,143
Total revenue	708,256	505,143
Cost of revenue	(413,612)	(354,768)
Gross profit	294,644	150,375
Operating expenses:
Depreciation	2,683	1,414
Selling, general and administrative	626,285	437,261
Total operating expenses	628,968	438,675
Loss from operations	(334,324)	(288,300)
Other income (expenses):
Other income	1,947	26,416
Interest expense	(26,755)	(6,720)
Amortization of debt discount	(11,306)
Total other income (expenses)	(36,114)	19,696
Loss from operations before income taxes	(370,438)	(268,604)
Provision for income taxes
Net loss	$ (370,438)	$ (268,604)
Basic and diluted net loss per share attributable to common stockholders	$ (0.02)	$ (0.02)
Basic and diluted weighted average common shares	15,000,000	15,000,000